Schedule of share capital (Details)	Dec. 31, 2023 USD ($) shares
Share Capital
Balance, shares | shares	10,000
Balance, shares | shares	10,000
Issued ordinary shares, value | $	$ 10,000
Issued ordinary shares, value | $	$ 10,000